Other Curent Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Schedule of Other Current Liabilities
	December 31,
	2025	2024

Employees and related institutions	649	-
Accrued expenses	1,650	1,101
Dividends payable to former Tiltan shareholder	774	-
Other payable	44	66
	3,117	1,167